Note 7 - Intangible Assets	9 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE 7 - INTANGIBLE ASSETS

In February 2015, Gilman acquired certain assets of a tax preparation and accounting business that was deemed to be a business acquisition. The consideration for the transaction consisted of contingent consideration payable in cash having a fair value of $569,000, for which a liability (included in Accounts payable and accrued expenses) was recognized based on the estimated acquisition date fair value of the potential earn-out. The earn-out is based on revenue, as defined in the acquisition agreement, during the 48-month period following the closing, up to a maximum of $640,000. The liability was valued using an income-based approach using unobservable inputs (Level 3) and reflects the Company’s own assumptions. The liability will be revalued at each Balance Sheet date with changes therein recorded in earnings. During the three and nine months ended June 30, 2016, the estimated fair value of the liability was increased by $4,000 and $12,000, respectively, which was included in other administrative expenses and decreased by payments to the seller during the three and nine months ended June 30, 2016 of $44,000 and $89,000, respectively . The fair value of the acquired assets was allocated to customer relationships, which is being amortized over seven years.

The following table presents the carrying amounts of intangible assets as of June 30, 2016, principally acquired in the Company's acquisition of Gilman in October 2013, and their estimated useful lives:

Intangible asset	Fair Value	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$1,845,000	$5,124,000	7	-	10
Non-compete	296,000	296,000	—		2
Brands	1,654,000	—	1,654,000		Indefinite
	$8,919,000	$2,141,000	$6,778,000

Amortization expense associated with intangible assets for the nine months ended June 30, 2016 and 2015 was $553,000 and $624,000, respectively.

The estimated future amortization expense of the above intangible assets for the next five fiscal years and thereafter is as follows:

Year ending September 30,
2016	$183,000
2017	721,000
2018	721,000
2019	721,000
2020	721,000
Thereafter	2,057,000
Total	$5,124,000